Retirement benefits - Breakdown of the UKRF benefit obligation (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ (3,083)	£ (3,099)
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	18,475	19,524	£ 21,420
UK | Retirement benefit obligations | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	17,674
UK | Retirement benefit obligations | UKRF
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		18,729
UK | Retirement benefit obligations | Active members | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	981
UK | Retirement benefit obligations | Active members | UKRF
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		1,699
UK | Retirement benefit obligations | Deferred members (Afterwork) | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,828
UK | Retirement benefit obligations | Deferred members (Afterwork) | UKRF
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		1,716
UK | Retirement benefit obligations | Deferred members (Non-Afterwork) | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,786
UK | Retirement benefit obligations | Deferred members (Non-Afterwork) | UKRF
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		4,269
UK | Retirement benefit obligations | Pensioners and Dependents | Barclays Bank Section
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	£ 11,079
UK | Retirement benefit obligations | Pensioners and Dependents | UKRF
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		£ 11,045